Stock-Based Compensation - Summary of Stock-Based Compensation Granted as Deemed Dividends (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonemployee Restricted Stock Units [Member] | Cellectis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed dividends from grants to Cellectis employee	$ 90	$ (289)	$ 1,168